Stock Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands							1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 16, 2020 USD ($) installment shares	Jun. 08, 2020 USD ($) Option $ / shares shares	May 14, 2020 USD ($) shares	Apr. 15, 2020 USD ($) Option $ / shares shares	Apr. 30, 2019 USD ($) shares	Apr. 29, 2019 USD ($) Option $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense							$ 156,900			$ 176,400		$ 176,400		$ 156,900
Unrecognized stock-based compensation expense, period for recognition												3 years 7 months 17 days		3 years 6 months 10 days
Aggregate intrinsic value										$ 4,000	$ 27,200	$ 11,800	$ 27,500	$ 89,900	$ 1,400	$ 500
Recapitalization exchange ratio	0.7471%						0.7471%			0.7471%		0.7471%		0.7471%
Exercise price (in dollars per share) | $ / shares							$ 9.25			$ 11.60		$ 11.60		$ 9.25	$ 0.31
Options, grant date fair value	$ 172,300
Total stock-based compensation expense										$ 15,774	5,546	$ 26,719	5,903	$ 23,757	$ 1,237	6,680
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense										11,009	3,772	18,909	3,808	13,142	945	6,205
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense										2,550	957	4,388	1,073	4,505	111	114
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense										$ 2,215	$ 817	$ 3,422	$ 1,022	6,110	181	$ 361
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value								$ 23,500
Total stock-based compensation expense														$ 2,300
Options granted (in shares) | shares								2,757,886
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of outstanding common stock															700
Common stock acquired									$ 11,000
Class B Common Stock | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									2,300						$ 500
Class B Common Stock | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									700
Class B Common Stock | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense									$ 400
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares												10,000,000.0		13,300,000	8,200,000
Legacy Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period														36 months
Expiration period														10 years
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares							47,841,859							47,841,859
Percentage of stock outstanding														5.00%	5.00%
2020 Omnibus Incentive Plan | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares							24,669,278							24,669,278
2020 Omnibus Incentive Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares							8,172,581							8,172,581
2020 Omnibus Incentive Plan | Common Class A and B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares							15,000,000							15,000,000
2020 Omnibus Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							10 years							10 years
2019 CEO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares					8,970,517
Number of stock options | Option						2
Exercise price (in dollars per share) | $ / shares						$ 0.43
Outstanding principal					$ 3,800
Interest rate					2.55%
Promissory note term					9 years
2019 CEO Executive Grant | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options | Option						2
2019 CEO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Options, grant date fair value						$ 1,700
Total stock-based compensation expense														$ 700
Vesting percentage, waived	100.00%
2019 CEO Executive Grant, First Option | Stock options | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares						2,990,172
2019 CEO Executive Grant, Second Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value						$ 900
2019 CEO Executive Grant, Second Option | Stock options | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares						5,980,344
2019 CEO Executive Grant, Second Option | Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation						$ 600,000
2019 CEO Executive Grant, Second Option | Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation						$ 2,700,000
2020 CEO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares			9,921,314
Exercise price (in dollars per share) | $ / shares				$ 1.15
Outstanding principal			$ 11,400
Interest rate			0.58%
Promissory note term			9 years	9 years
2020 CEO Executive Grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Options, grant date fair value				$ 21,500
Total stock-based compensation expense														3,800
Vesting percentage, waived	100.00%
2020 CEO Executive Grant | Stock options | Class A common stock, par value $0.0001 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares				9,921,314
2020 CRO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares				2,779,042
Number of stock options | Option				2
Exercise price (in dollars per share) | $ / shares				$ 1.15
Outstanding principal				$ 3,200
Interest rate				0.58%
2020 CRO Executive Grant | Stock options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares				1,852,695
2020 CRO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Options, grant date fair value				$ 3,500
Total stock-based compensation expense														600
Vesting percentage, waived	100.00%
2020 CRO Executive Grant, Second Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value				$ 2,000
2020 CRO Executive Grant, Second Option | Stock options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares				926,347
2020 CRO Executive Grant, Second Option | Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation				$ 1,500,000
2020 CRO Executive Grant, Second Option | Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation				$ 2,700,000
2020 CTO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options | Option		2
Exercise price (in dollars per share) | $ / shares		$ 1.33
2020 CTO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Options, grant date fair value		$ 9,000
Total stock-based compensation expense														900
Vesting percentage, waived	100.00%
2020 CTO Executive Grant, First Option | Stock options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares		1,520,736
2020 CTO Executive Grant, Second Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value		$ 3,700
2020 CTO Executive Grant, Second Option | Stock options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares		919,862
2020 CTO Executive Grant, Second Option | Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation		$ 1,800,000
2020 CTO Executive Grant, Second Option | Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company valuation		$ 3,000,000
Option Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grant date fair value	$ 93,400
Total stock-based compensation expense														$ 800
Number of installments | installment	3
Option Agreements | Class A common stock, par value $0.0001 per share | Chief Revenue Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares	2,040,000
Option Agreements | Class B Common Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares	9,960,000
Tranche one | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Tranche one | 2020 Omnibus Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year							1 year
Tranche one | 2020 CEO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Tranche one | 2020 CRO Executive Grant, First Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Tranche one | 2020 CTO Executive Grant, First Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Tranche one | Option Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days	10 days
Multiplier on volume weighted-average price on closing date	3.00%
Tranche two | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								6.25%
Tranche two | 2019 CEO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage						50.00%
Tranche two | 2020 CEO Executive Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				6.25%
Tranche two | 2020 CRO Executive Grant, First Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				6.25%
Tranche two | 2020 CTO Executive Grant, First Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		6.25%
Tranche two | Option Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier on volume weighted-average price on closing date	4.00%
Tranche three | Legacy Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage														25.00%
Tranche three | 2019 CEO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage						100.00%
Tranche three | 2020 CEO Executive Grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage				50.00%
Tranche three | 2020 CRO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage				50.00%
Tranche three | 2020 CTO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage		50.00%
Tranche three | Option Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier on volume weighted-average price on closing date	5.00%
Tranche four | 2020 CEO Executive Grant | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage				100.00%
Tranche four | 2020 CRO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage				100.00%
Tranche four | 2020 CTO Executive Grant, First Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting percentage		100.00%